Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 339	₱ 380
Debt instruments at amortized cost – net of current portion	400	1,153
Derivative financial assets – net of current portion	48
Other financial assets – net of current portion	3,099	2,915
Current Assets
Cash and cash equivalents (Note 16)	23,907	40,237	₱ 24,369	₱ 51,654
Short-term investments	2,241	989
Trade and other receivables (Note 17)	21,790	22,053
Current portion of derivative financial assets	93	22
Current portion of debt instruments at amortized cost	207
Current portion of other financial assets	7,064	7,172
Total assets	59,188	75,089
Noncurrent Liabilities
Long-term debt (Notes 28 and 29)	241,075	205,195
Noncurrent portion of lease liabilities (Note 28)	17,131	15,982
Derivative financial liabilities – net of current portion	100	360
Customers' deposits	2,270	2,371
Deferred credits and other noncurrent liabilities	398	1,683
Current Liabilities
Accounts payable	97,959	80,051
Accrued expenses and other current liabilities	84,219	86,849
Current portion of interest-bearing financial liabilities	11,482	17,570
Current portion of lease liabilities	4,555	4,043
Dividends payable	1,708	1,194
Current portion of derivative financial liabilities (Note 28)	115	176
Total liabilities	461,012	415,474
Net assets (liabilities)	(401,824)	(340,385)
Current portion of financial assets at fair value through other comprehensive income		168
Current portion of derivative financial liabilities	115	176
Financial assets at amortised cost, category [member]
Noncurrent Assets
Debt instruments at amortized cost – net of current portion	400	1,153
Other financial assets – net of current portion	3,099	2,915
Current Assets
Cash and cash equivalents (Note 16)	23,907	40,237
Short-term investments	1,986	508
Trade and other receivables (Note 17)	21,790	22,053
Current portion of debt instruments at amortized cost	207
Current portion of other financial assets	208	200
Total assets	51,597	67,066
Noncurrent Liabilities
Long-term debt (Notes 28 and 29)	241,075	205,195
Noncurrent portion of lease liabilities (Note 28)	17,131	15,982
Customers' deposits	2,270	2,371
Deferred credits and other noncurrent liabilities	398	1,683
Current Liabilities
Accounts payable	97,959	80,051
Accrued expenses and other current liabilities	76,377	79,000
Current portion of interest-bearing financial liabilities	11,482	17,570
Current portion of lease liabilities	4,555	4,043
Dividends payable	1,708	1,194
Total liabilities	452,955	407,089
Net assets (liabilities)	(401,358)	(340,023)
financial assets at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss	339	380
Derivative financial assets – net of current portion	48
Current Assets
Short-term investments	255	481
Current portion of derivative financial assets	93	22
Current portion of other financial assets	6,856	6,972
Total assets	7,591	7,855
Noncurrent Liabilities
Derivative financial liabilities – net of current portion	100	360
Current Liabilities
Accrued expenses and other current liabilities	7,842	7,849
Current portion of derivative financial liabilities (Note 28)	115	176
Total liabilities	8,057	8,385
Net assets (liabilities)	(466)	(530)
Current portion of derivative financial liabilities	₱ 115	176
Fair value changes of financial instrument at FVOCI [Member]
Current Assets
Total assets		168
Current Liabilities
Net assets (liabilities)		168
Current portion of financial assets at fair value through other comprehensive income		₱ 168